Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenues	$ 101,323	$ 96,619	$ 202,813	$ 193,726
Vessel operating expenses	24,320	24,814	48,576	50,130
General and administrative	6,254	4,744	12,662	10,213
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	9,452	9,398	18,801	16,505
Vessel operating expenses	3,245	2,587	6,074	4,938
General and administrative	$ 4,065	$ 2,816	$ 7,134	$ 6,004